Concentrations (Details) - Schedule of Total Accounts Receivable - USD ($)		6 Months Ended		12 Months Ended
		Mar. 31, 2024		Sep. 30, 2023
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable		$ 3,903,504		$ 1,874,569
Accounts receivable percentage		91.00%		50.00%
Customers A [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable			[1]	$ 1,308,360
Accounts receivable percentage			[1]	35.00%
Customers B [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable		$ 2,636,130		$ 566,209
Accounts receivable percentage		62.00%		15.00%
Customers C [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	[1]
Accounts receivable percentage	[1]
Customers D [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	[1]
Accounts receivable percentage	[1]
Customers E [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable		$ 485,329			[1]
Accounts receivable percentage		11.00%			[1]
Customers H [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable		$ 782,045			[1]
Accounts receivable percentage		18.00%			[1]

[1]	The percentage is below 10%